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[Janus Letterhead]

                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

2. There are no changes to the Prospectuses and Money Market Portfolio - Institutional Shares Statement of Additional Information from the forms of the Prospectuses and Money Market Portfolio - Institutional Shares Statement of Additional Information that were filed in Post-Effective Amendment No. 39 ("PEA No. 39") on April 29, 2005, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

         Balanced Portfolio                       Large Cap Growth Portfolio
         - Institutional Shares                   - Institutional Shares
         - Service Shares                         - Service Shares

         Core Equity Portfolio                    Mid Cap Growth Portfolio
         - Institutional Shares                   - Institutional Shares
         - Service Shares                         - Service Shares

         Flexible Bond Portfolio                  Mid Cap Value Portfolio
         - Institutional Shares                   - Institutional Shares
         - Service Shares                         - Service Shares

         Foreign Stock Portfolio                  Money Market Portfolio
         - Service Shares                         - Institutional Shares

         Forty Portfolio                          Risk-Managed Core Portfolio
         - Institutional Shares                   - Service Shares
         - Service Shares

         Global Life Sciences Portfolio           Risk-Managed Growth Portfolio
         - Institutional Shares                   - Service Shares
         - Service Shares

         Global Technology Portfolio              Small Company Value Portfolio
         - Institutional Shares                   - Service Shares
         - Service Shares
         - Service II Shares

         Growth and Income Portfolio              Worldwide Growth Portfolio
         - Institutional Shares                   - Institutional Shares
         - Service Shares                         - Service Shares
                                                  - Service II Shares

         International Growth Portfolio
         - Institutional Shares
         - Service Shares
         - Service II Shares


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3.       The text of PEA No. 39 has been filed electronically.

DATED: May 4, 2005

                                             JANUS ASPEN SERIES
                                             on behalf of the Portfolios



                                             By: /s/ Bonnie M. Howe
                                                 -------------------------------
                                                 Bonnie M. Howe, Esq.
                                                 Vice President